Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (9,615,614)	$ (4,806,253)	$ (7,199,267)	$ (7,166,235)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization	1,627,682	1,594,673	2,163,585	2,282,801
Amortization of operating lease assets	1,330,137
Asset impairment charges	4,007,050	1,731,267	1,959,510	2,395,616
Loss on debt refinancing				95,310
Write-off investment in HOA	435,000
Common stock and warrants issued for services	24,507	129,767	154,768	280,669
Common stock and warrants issued for interest
Stock based compensation	118,120
(Gain) loss on investments	(11,142)	45,932	68,101
Gain on tax settlements	(265,996)
Amortization of debt discount and discount on preferred stock	26,087	893,873	1,195,918	788,187
Change in assets and liabilities:
Accounts and other receivables	104,357	114,007	91,798	35,154
Prepaid and other assets	(177,591)	2,767	116,154	22,157
Inventory	17,389	72,802	8,885	23,062
Accounts payable and accrued liabilities	1,012,935	1,346,910	2,626,504	1,039,179
Change in amounts payable to related parties	(185,726)	(624)	(6,124)	(2,500)
Deferred income taxes	43,150	(779,359)	(702,594)	(706,195)
Operating lease liabilities	(1,348,376)
Deferred revenue	(191,018)	(22,130)	(42,840)
Deferred rent		(54,307)	140,820	188,363
Net cash flows from operating activities	(3,049,049)	269,325	575,218	(724,432)
Cash flows from investing activities:
Purchase of property and equipment	(476,082)	(1,698,747)	(2,392,864)	(1,625,460)
Proceeds from tenant improvement allowances	335,075
Cash paid for acquisitions		(30,000)	(50,000)
Proceeds from rights offering, net	2,694,530
Proceeds from sale of assets	173,977			461,158
Net cash flows from investing activities	2,727,500	(1,728,747)	(2,442,864)	(1,164,302)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants		1,687,184	1,667,729	939,712
Proceeds from sale of redeemable preferred stock, net of offering costs of $243,480				348,171
Loan proceeds	386,051		100,000	6,578,090
Payment of deferred financing costs				(293,294)
Loan repayments	(547,036)	(270,579)	(455,242)	(6,187,738)
Payments on capital leases				(28,405)
Distributions to non-controlling interest	(61,186)	(101,163)	(142,225)
Contributions from non-controlling interest	575,000	800,000	900,000	725,000
Net cash flows from financing activities	352,829	2,115,442	2,070,262	2,081,536
Effect of exchange rate changes on cash	(2,666)	3,091	(10,903)	(22,884)
Net increase (decrease) in cash and restricted cash, including cash classified within assets held for sale	28,614	659,111
Less: Net increase in cash and restricted cash classified within assets held for sale	(21,193)
Net increase (decrease) in cash and restricted cash	7,421	659,111	191,713	169,918
Cash and restricted cash, beginning of period	630,206	438,493	438,493	268,575
Cash and restricted cash, end of period	637,627	1,097,604	630,206	438,493
Cash paid for interest and income taxes:
Interest	515,568	407,573	553,898	839,816
Income taxes	97,734	88,748	40,589	27,631
Non-cash investing and financing activities:
Convertible debt settled through issuance of common stock		200,000	200,000	625,000
Accrued interest settled through issuance of convertible debt			43,345	74,763
Preferred stock dividends paid through issuance of common stock	57,624	57,933	77,452	54,002
Commons stock issued in connection with working capital adjustment				$ 27,018
Debt issued to fund acquisitions			196,366
Fixed asset additions included in accounts payable and accrued expenses at year end			$ 510,788
Default interest liability paid in connection with warrants issued as part of debt modification			$ 1,494,999
Convertible debt and notes payable settled through subscriptions in the rights offering	$ 3,075,000